Consolidated Balance Sheets (Parenthetical) - THE DAYTON POWER AND LIGHT COMPANY [Member] - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares outstanding	41,172,173	41,172,173		41,172,173
Common stock, par value (in USD per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01